DEUTSCHE PORTFOLIOS

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 April 30, 1999



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    DEUTSCHE PORTFOLIOS (the "Registrant")
                Top 50 World Portfolio (US Dollar)
                Top 50 Europe Portfolio (US Dollar)
                Top 50 Asia Portfolio (US Dollar)
                Top 50 US Portfolio (US Dollar)
                Provesta Portfolio (US Dollar)
                Investa Portfolio (US Dollar)
                Japanese Equity Portfolio (US Dollar)
                European Bond Portfolio (US Dollar)
                Global Bond Portfolio (US Dollar)
                US Money Market Portfolio (US Dollar)
                (collectively, the "Portfolios")
              1940 Act File No. 811-08375


Dear Sir or Madam:


         The Semi-Annual Reports to Shareholders of the above-referenced Portfolios of the Registrant, dated February 26, 1999, are hereby incorporated by reference to the Deutsche Funds, Inc. (1940 Act File no. 811-08227) (the "Feeder Funds") Semi-Annual Reports, dated February 26, 1999 and filed with the Commission on April 30, 1999 pursuant to Section 30(b)(2) of the Investment Company Act of 1940 and Rule 30b2-1 thereunder.

         The Registrant incorporates by reference the financial statements of the Portfolios from the sections entitled "Portfolio of Investments," "Statement of Assets and Liabilities -- Deutsche Portfolios," "Statements of Operations -- Deutsche Portfolios," "Statement of Changes in Net Assets -- Deutsche Portfolios," "Financial Highlights -- Deutsche Portfolios," and "Notes to Financial Statements -- Deutsche Portfolios" in the Feeder Funds' Semi-Annual Reports dated February 26, 1999.

        If you have any questions regarding this filing, please call me at (412) 288-1940.

                                                         Very truly yours,



                                                         /s/ Amy B. Gotz
                                                         Amy B. Gotz
                                                         Compliance Analyst

Enclosures